DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS [Abstract]
DEPOSITS
NOTE H—DEPOSITS

The aggregate amount of time deposits of $100,000 or more approximated $635 million and $765 million as of December 31, 2011 and 2010, respectively.

At December 31, 2011, scheduled maturities of time deposits were as follows (in $1,000s):

2012	$823,037
2013	197,989
2014	51,356
2015	31,712
2016	22,772
2017 and thereafter	732

$1,127,598